Commitments and Contingencies (Tables)	9 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Payment Under Non-cancellable Operating Lease	Period ending December 31:
2018	$10,476
2019	$62,854
2020	$62,854
2021	$26,189
$162,373